ORGANIZATION AND PRINCIPAL ACTIVITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

SENMIAO TECHNOLOGY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.     ORGANIZATION AND PRINCIPAL ACTIVITIES

Senmiao Technology Limited (the “Company”) is a U.S. holding company incorporated in the State of Nevada on June 8, 2017. The Company operates its business in two segments:

(i) automobile transaction and related services focusing on the online ride-hailing industry in the People’s Republic of China (“PRC” or “China”) through the Company’s wholly owned subsidiaries, Sichuan Senmiao Yicheng Assets Management Co., Ltd., formerly named Yicheng Financial Leasing Co., Ltd., a PRC limited liability company (“Yicheng”), Chengdu Corenel Technology Co., Ltd., a PRC limited liability company (“Corenel”), and its majority owned subsidiaries, Chengdu Jiekai Yunli Technology Co., Ltd. (“Jiekai”), and Hunan Ruixi Financial Leasing Co., Ltd., a PRC limited liability company (“Hunan Ruixi”), and its equity investee company (an entity 35% owned by Hunan Ruixi) and former variable interest entity (“VIE”), Sichuan Jinkailong Automobile Leasing Co., Ltd., a PRC limited liability company (“Jinkailong”).

(ii) online ride-hailing platform services through its own platform (known as Xixingtianxia) as described further below, since October 2020, through Hunan Xixingtianxia Technology Co., Ltd., a PRC limited liability company (“XXTX”), which is a wholly owned subsidiary of Sichuan Senmiao Zecheng Business Consulting Co., Ltd. (“Senmiao Consulting”), a PRC limited liability company and wholly-owned subsidiary of the Company. The Company’s ride hailing platform enables qualified ride-hailing drivers to provide transportation services in Chengdu, Changsha, Guangzhou, and other 23 cities in China as of the filing date of these unaudited condensed consolidated financial statements.

Hunan Ruixi holds a business license for automobile sales and financial leasing and has been engaged in automobile financial leasing services and automobile sales since March 2019 and January 2019, respectively. Yicheng holds a business license for automobiles sale and has been engaged in automobile sales since June 2019. Yicheng used to have a license of financial leasing, which has been terminated since June 2022. The Company also has been engaged in operating leasing services through Hunan Ruixi and its equity investee company, Jinkailong since March 2019. Jinkailong used to facilitate automobile sales and financing transactions for its clients, who are primarily ride-hailing drivers and provides them operating lease and relevant after-transaction services.

On September 11, 2020, Senmiao Consulting entered into an investment agreement relating to XXTX with all the original shareholders of XXTX (the “XXTX Investment Agreement”), pursuant to which Senmiao Consulting would make an investment of RMB3.16 million (approximately $0.44 million) in XXTX in cash and obtain a 51% equity interest. As of the filing date of these unaudited condensed consolidated financial statements, the Company had remitted the full amount of investment to XXTX pertained to above mentioned XXXT Investment Agreement.

On October 23, 2020, the registration procedures for the change in shareholders and registered capital were completed and XXTX became a majority owned subsidiary of Senmiao Consulting. On February 5, 2021, Senmiao Consulting and all the original shareholders of XXTX entered into a supplementary agreement related to XXTX’s Investment agreement (the “XXTX Increase Investment Agreement”). Under the XXTX Increase Investment Agreement, all the shareholders of XXTX agreed to increase the total registered capital of XXTX to RMB50.8 million (approximately $7.14 million). Senmiao Consulting shall pay another investment amounted to RMB36.84 million (approximately $5.18 million) in cash in exchange of additional 27.74% of XXTX’s equity interest. As of the filing date of these unaudited condensed consolidated financial statements, the Company had remit approximately RMB36.60 million ($5.30 million) to XXTX pertained to above mentioned XXTX Increase Investment Agreement.

On October 22, 2021, the Company, Senmiao Consulting, XXTX and its other shareholders further entered into a Share Swap Agreement (the “Share Swap Agreement”), pursuant to which the Company, through Senmiao Consulting, purchased all of the remaining equity interests the original shareholders hold in XXTX at a total purchase price of $3.5 million, payable in the Company’s shares of common stock, par value $0.0001 per share at a per share price of the average closing price of a share of common stock reported on the Nasdaq Capital Market for ten (10) trading days immediately preceding the date of the Share Swap Agreement. On November 9, 2021, the issuance of 533,167 (5,331,667 pre reverse split) shares of the Company’s common stock for this transaction has been completed and on December 31, 2021, the registration procedures for the change in shareholders was completed. As a result, XXTX became a wholly-owned subsidiary of Senmiao Consulting.

As of the filing date of these unaudited condensed consolidated financial statements, Senmiao Consulting has made a cumulative capital contribution of RMB39.76 million (approximately $5.76 million) to XXTX and the remaining amount is expected to be paid before December 31, 2025. As of December 31, 2022, XXTX had ten wholly owned subsidiaries and only one of them had operations.

In December 2020, Senmiao Consulting formed Corenel, with a registered capital of RMB10 million (approximately $1.6 million) in Chengdu City, Sichuan Province. Corenel is engaged in automobile operating leases since March 2021.

In December 2020, Hunan Ruixi and a third party jointly formed a subsidiary, Chengdu Xichuang Technology Service Co., Ltd. (“Xichuang”), with a registered capital of RMB200,000 (approximately $32,000) in Chengdu City, Sichuan Province. Hunan Ruixi holds 70% of the equity interests of Xichuang. In August 2021, Hunan Ruixi signed an equity transfer agreement with another shareholder of Xichuang. Pursuant to the equity transfer agreement, another shareholder of Xichuang would transfer 30% of its shares to Hunan Ruixi for a consideration of zero. However, in November 2021, Xichuang was dissolved. The dissolution of Xichuang did not have a material impact to the Company’s financial results.

In April 2021, the Company formed Senmiao Technology (Hong Kong)., Ltd. (“Senmiao HK”), with a registered capital of $10,000 in Hongkong. The Company holds 99.99% of the equity interests of Senmiao HK. As of the filing date of these unaudited condensed consolidated financial statements, Senmiao HK has no operations.

In March 2022, Corenel and another company in Chengdu formed Jiekai, with a registered capital of RMB500,000 (approximately $80,000). Corenel holds 51% of the equity interests of Jiekai. Jiekai is engaged in automobile operating lease business since April 2022.

The following diagram illustrates the Company’s corporate structure, including its subsidiaries and equity investee company, as of the filing date of these unaudited condensed consolidated financial statements:

Former VIE Agreements with Sichuan Senmiao

Senmiao Consulting, Sichuan Senmiao Ronglian Technology Co., Ltd. (“Sichuan Senmiao”) and all the shareholders of Sichuan Senmiao (the “Sichuan Senmiao Shareholders”) entered into an Equity Interest Pledge Agreement, an Exclusive Business Cooperation Agreement, an Exclusive Option Agreement, Power of Attorneys, and Timely Report Agreements in September 2017 (collectively, the “Sichuan Senmiao VIE Agreements”). For the details of such agreements, please refer to the audited financial statements contained in the annual report on Form 10-K filed with the SEC on July 15, 2022. According to the VIE Agreements, Senmiao Consulting was the primary beneficiary of Sichuan Senmiao and the financial statements of Sichuan Senmiao are consolidated in the accompanying unaudited condensed consolidated financial statements. Sichuan Senmiao suffered accumulated loss of approximately $18.0 million as of March 31, 2022 with shareholders’ deficiency of $7.6 million. Due to such loss from Sichuan Senmiao, on March

23, 2022, Senmiao Consulting and other shareholders with 94.5% equity interests of Sichuan Senmiao terminated the VIE Agreements and acquired Sichuan Senmiao’s 94.5% equity interests with total consideration of zero. Sichuan Senmiao became the majority owned subsidiary of Senmiao Consulting accordingly. The termination of the Sichuan Senmiao VIE Agreements had no significant impact on the consolidated financial statements.

Former Voting Agreements with Jinkailong’s Other Shareholders

Hunan Ruixi entered into two voting agreements signed in August 2018 and February 2020, respectively, as amended (the “Voting Agreements”), with Jinkailong and other Jinkailong’s shareholders holding an aggregate of 65% equity interests. Pursuant to the Voting Agreements, all other Jinkailong’s shareholders will vote in concert with Hunan Ruixi on all fundamental corporate transactions in the event of a disagreement for periods of 20 years and 18 years, respectively, ending on August 25, 2038.

On March 31, 2022, Ruixi entered into an Agreement for the Termination of the Agreement for Concerted Action by Shareholders of Jinkailong (the “Termination Agreement”), pursuant to which the Voting Agreements mentioned above was terminated as of the date of the Termination Agreement. The termination will not impair the past and future legitimate rights and interests of all parties in Jinkailong. As of December 31, 2022, the parties no longer maintain a concerted action relationship with respect to the decision required to take concerted action at its shareholders meetings as stipulated in the Voting Agreements. Each party shall independently express opinions and exercise various rights such as voting rights and perform relevant obligations in accordance with the provisions of laws, regulations, normative documents and the Jinkailong’s articles of association.

As a result of the Termination Agreement, the Company no longer has a controlling financial interest in Jinkailong and has determined that Jinkailong was deconsolidated from the Company’s Consolidated Financial Statements effective as of March 31, 2022. However, as Hunan Ruixi still holds 35% equity interests in Jinkailong, Jinkailong is the equity investee company of the Company since then. As of December 31, 2022 and March 31, 2022, the paid-in capital of Jinkailong is zero.

In connection with the deconsolidation and in accordance with ASC 810-10-40-5, the Company recorded a gain on deconsolidation of Jinkailong on March 31, 2022 as follows:

March 31,
2022
Carrying amount of net deficit of Jinkailong as of March 31, 2022	$15,227,359
Carrying amount of non-controlling interest	(3,605,156)
Cumulative currency translation adjustment removal	(670,658)
Net gain on deconsolidation of Jinkailong	$10,951,545

In addition, the Company recognized $7,298,208 of related party receivable from Jinkailong as of March 31, 2022, of which, $6,635,746 is required to be repaid over a period from April 2023 to December 2026 based on the agreement between the Company and Jinkailong, classified as due from related parties, noncurrent. Besides, the deconsolidation also excluded $31,263 receivables due from related parties, which was recorded by Jinkailong. As of December 31, 2022, the Company has outstanding balance due from Jinkailong amounted to $5,992,152, net of allowance, of which, $5,351,735 is to be repaid over a period from January 2024 to December 2026, classified as due from related party, noncurrent (refer to Note 4).

The Company determined that the deconsolidation of Jinkailong represented a major shift that will have a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with ASC 205-20-45 as discussed in note 4.

Former VIE Agreements with Youlu

On December 7, 2021, XXTX entered into a series of contractual arrangements (collectively, the “Youlu VIE Agreements”) with Youlu and each of its equity holders (“Youlu Shareholders”). The terms of Youlu VIE Agreements were similar to the Sichuan Senmiao VIE Agreements. According to the Youlu VIE Agreements, Youlu was obligated to pay XXTX service fees approximately equal to its net income. Youlu’s entire operations were, in fact, directly controlled by XXTX. There were no unrecognized revenue-producing assets that were held by Youlu. However, on March 31, 2022, the Youlu VIE Agreements were terminated by XXTX and Youlu Shareholders. As Youlu had limited operation, the termination had no significant impact on the consolidated financial statements. After Jinkailong and Youlu were deconsolidated from the Company’s consolidated financial statements at March 31, 2022, there were no assets and liabilities from the Company’s former VIEs included in the Company’s financial statements going forward.

Net revenue, loss from operations and net loss of the former VIEs that were included in the Company’s unaudited condensed consolidated financial statements for the three and nine months ended December 31, 2022 and 2021 are as follows:

	For the Three Months Ended		For the Nine Months Ended
	December 31,		December 31,
	2022	2021	2022	2021*
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net revenue from continuing operations	$—	$152	$—	$23,380
Net revenue from discontinued operations	$—	$1,882,930	$—	$5,096,441
Loss from operations from continuing operations	$—	$(57,616)	$—	$(107,802)
Loss from operations from discontinued operations	$—	$(390,710)	$—	$(2,182,402)
Net loss from continuing operations attributable to stockholders	$—	$(57,141)	$—	$(105,760)
Net loss from discontinued operations attributable to stockholders	—	(309,583)	—	(1,789,880)
Net loss attributable to stockholders	$—	$(366,724)	$—	$(1,895,640)

* Net revenue, loss from operations and net loss attributable to stockholders for the three and nine months ended December 31, 2021 were retroactively restated for comparative purpose.

1.     ORGANIZATION AND PRINCIPAL ACTIVITIES

Senmiao Technology Limited (the “Company”) is a U.S. holding company incorporated in the State of Nevada on June 8, 2017. The Company operates its business in two segments:

(i)automobile transaction and related services focusing on the online ride-hailing industry in the People’s Republic of China (“PRC” or “China”) through its wholly owned subsidiaries, Sichuan Senmiao Yicheng Assets Management Co., Ltd., formerly named Yicheng Financial Leasing Co., Ltd., a PRC limited liability company (“Yicheng”), Chengdu Corenel Technology Co., Ltd., a PRC limited liability company (“Corenel”), and its majority owned subsidiary, Hunan Ruixi Financial Leasing Co., Ltd., a PRC limited liability company (“Hunan Ruixi”), and its equity investee company and former variable interest entity (“VIE”), Sichuan Jinkailong Automobile Leasing Co., Ltd., a PRC limited liability company (“Jinkailong”).
(ii)online ride-hailing platform services through its own platform (known as Xixingtianxia) as described further below, since October 2020, through Hunan Xixingtianxia Technology Co., Ltd., a PRC limited liability company (“XXTX”), which is a wholly owned subsidiary of Sichuan Senmiao Zecheng Business Consulting Co., Ltd. (“Senmiao Consulting”), a PRC limited liability company and wholly-owned subsidiary of the Company. The Company’s ride hailing platform enables qualified ride-hailing drivers to provide transportation services in Chengdu, Changsha, Guangzhou, and other 18 cities in China as of the filing date of these consolidated financial statements.

Hunan Ruixi holds a business license for automobile sales and financial leasing and has been engaged in automobile financial leasing services and automobile sales since March 2019 and January 2019, respectively. Jinkailong facilitated automobile sales and financing transactions for its clients, who are primarily ride-hailing drivers and provides them operating lease and relevant after-transaction services. Yicheng holds a business license for automobiles sale and has been engaged in automobile sales since June 2019. Yicheng used to have a license of financial leasing, which was terminated since June 2022. The Company also has been engaged in operating leasing services through Jinkailong and Hunan Ruixi since March 2019.

On September 11, 2020, Senmiao Consulting entered into an investment agreement relating to XXTX with all the original shareholders of XXTX (the “XXTX Investment Agreement”), pursuant to which Senmiao Consulting would make an investment of RMB3.16 million (approximately $0.5 million) in XXTX in cash and obtain a 51% equity interest. On October 23, 2020, the registration procedures for the change in shareholders and registered capital were completed and XXTX became a majority owned subsidiary of Senmiao Consulting. On February 5, 2021, Senmiao Consulting and all the original shareholders of XXTX entered into a supplementary agreement related to XXTX’s Investment agreement (the “XXTX Increase Investment Agreement”). Under the XXTX Increase Investment Agreement, all shareholders of XXTX agreed to increase the total registered capital of XXTX to RMB50.8 million (approximately $7.8 million). Senmiao Consulting shall pay another investment amounted to RMB36.84 million (approximately $5.7 million) in cash in exchange of additional 27.74% of XXTX’s equity interest. On October 22, 2021, Senmiao Consulting further entered into a Share Swap Agreement (the “Share Swap Agreement”), pursuant to which Senmiao Consulting shall acquire all of the remaining equity interests the original shareholders hold in XXTX at a total purchase price of $3.5 million, payable in the Company’s shares of common stock, par value $0.0001 per share (the “Common Stock”) at a per share price of the average closing price of a share of Common Stock reported on the Nasdaq Capital Market for ten (10) trading days immediately preceding the date of the Share Swap Agreement. On November 9, 2021, the issuance of 533,167 (5,331,667 pre reverse split) shares of the Company’s common stock for this transaction has been completed and on December 31, 2021, the registration procedures for the change in shareholders have been completed. As a result, XXTX became a wholly-owned subsidiary of Senmiao Consulting.

As of the filing date of these consolidated financial statements, Senmiao Consulting has made a cumulative capital contribution of RMB36.86 million (approximately $5.81 million) to XXTX and the remaining amount is expected to be paid before December 31, 2025. As of March 31, 2022, XXTX had eight wholly owned subsidiaries and only one of them has operations.

In December 2020, Senmiao Consulting formed Corenel, with a registered capital of RMB10 million (approximately $1.6 million) in Chengdu City, Sichuan Province. Corenel is engaged in automobile operating leases since March 2021.

In December 2020, Hunan Ruixi and a third party jointly formed a subsidiary, Chengdu Xichuang Technology Service Co., Ltd. (“Xichuang”), with a registered capital of RMB200,000 (approximately $32,000) in Chengdu City, Sichuan Province. Hunan Ruixi holds 70% of the equity interests of Xichuang. In August 2021, Hunan Ruixi signed an equity transfer agreement with another shareholder of Xichuang. Pursuant to the equity transfer agreement, another shareholder of Xichuang would transfer 30% of its shares to Hunan Ruixi for free. However, in November 2021, Xichuang was dissolved. The dissolution of Xichuang did not have a material impact to the Company’s financial results.

In April 2021, the Company formed Senmiao Technology (Hong Kong)., Ltd. (“Senmiao HK”), with a registered capital of $10,000 in Hongkong. The Company holds 99.99% of the equity interests of Senmiao HK. As of the filing date of these consolidated financial statements, Senmiao HK has no operations.

In March 2022, Corenel and another company in Chengdu formed Chengdu Jiekai Technology Ltd. (“Jiekai”), with a registered capital of RMB500,000 (approximately $80,000). Corenel holds 51% of the equity interests of Jiekai. Jiekai is engaged in automobile operating lease business.

The following diagram illustrates the Company’s corporate structure, including its subsidiaries and equity investee company, as of the filing date of these consolidated financial statements:

Former VIE Agreements with Sichuan Senmiao

Senmiao Consulting, Sichuan Senmiao and all the shareholders of Sichuan Senmiao (the “Sichuan Senmiao Shareholders”) entered into an Equity Interest Pledge Agreement, an Exclusive Business Cooperation Agreement, an Exclusive Option Agreement, Power of Attorneys, and Timely Report Agreements in September 2017 (collectively, the “Sichuan Senmiao VIE Agreements”). For the details of such agreements, please refer to the audited financial statements contained in the annual report on Form 10-K filed with the SEC on July 8, 2021. According to the VIE Agreements, Senmiao Consulting was the primary beneficiary of Sichuan Senmiao and the financial statements of Sichuan Senmiao are consolidated in the accompanying consolidated financial statements. On March 23, 2022, Senmiao Consulting and other shareholders with 94.5% equity interests of Sichuan Senmiao terminated the VIE Agreements and acquired Sichuan Senmiao’s 94.5% equity interests with total consideration of zero. Sichuan Senmiao became the majority owned subsidiary of Senmiao Consulting accordingly. The termination of the Sichuan Senmiao VIE Agreements have no significant impact on the consolidated financial statements.

Former Voting Agreements with Jinkailong’s Other Shareholders

Hunan Ruixi entered into two voting agreements signed in August 2018 and February 2020, respectively, as amended (the “Voting Agreements”), with Jinkailong and other Jinkailong’s shareholders holding an aggregate of 65% equity interests. Pursuant to the Voting Agreements, all other Jinkailong’s shareholders will vote in concert with Hunan Ruixi on all fundamental corporate transactions in the event of a disagreement for periods of 20 years and 18 years, respectively, ending on August 25, 2038.

On March 31, 2022, Ruixi entered into an Agreement for the Termination of the Agreement for Concerted Action by Shareholders of Jinkailong (the “Termination Agreement”), pursuant to which the Voting Agreements mentioned above shall be terminated as of the date of the Termination Agreement. The termination will not impair the past and future legitimate rights and interests of all parties in Jinkailong. As of March 31, 2022, the parties no longer maintain a concerted action relationship with respect to the decision required to take concerted action at its shareholders meetings as stipulated in the Voting Agreements. Each party shall independently express opinions and exercise various rights such as voting rights and perform relevant obligations in accordance with the provisions of laws, regulations, normative documents and the Jinkailong’s articles of association (refer to Note 5).

As a result of the Termination Agreement, Jinkailong ceased to be a VIE to Ruixi. The Company, through Ruixi, retains its 35% equity interests in Jinkailong.

Former VIE Agreements with Youlu

On December 7, 2021, XXTX entered into a series of contractual arrangements (collectively, the “Youlu VIE Agreements”) with Youlu and each of its equity holders (“Youlu Shareholders”). The term of Youlu is similar to the Youlu VIE Agreements with Sichuan Senmiao as described above. According to the VIE Agreements, Youlu was obligated to pay XXTX service fees approximately equal to its net income. Youlu’s entire operations were, in fact, directly controlled by XXTX. There were no unrecognized revenue-producing assets that were held by Youlu. However, on March 31, 2022, the Youlu VIE Agreements were terminated by XXTX and Youlu Shareholders. As Youlu had limited operation, the termination had no significant impact on the consolidated financial statements.

Total assets and total liabilities of the Company’s VIEs included in the Company’s consolidated financial statements as of March 31, 2022 and 2021 are as follows after Jinkailong and Youlu deconsolidated from the Company’s consolidated financial statements at March 31, 2022:

	March 31,	March 31,
	2022	2021

Current assets:
Cash and cash equivalents	$—	$27,229
Accounts receivable, net, current portion	—	—
Prepayments, other receivables and other assets, net	—	135
Other receivable- intercompany	—	1,718,343
Current assets - discontinued operations (1)	—	2,995,558
Total current assets	—	4,741,265

Property and equipment, net:
Property and equipment, net	—	—
Property and equipment, net - discontinued operations	—	454,228
Total property and equipment, net	—	454,228

Other assets:
Operating lease right-of-use assets, net, related parties	—	9,896
Other assets - discontinued operations	—	4,674,403
Total other assets	—	4,684,299

Total assets	$—	$9,879,792

Current liabilities:
Accrued expenses and other liabilities	$—	$581,126
Other payable - intercompany	—	2,715,847
Due to related parties and affiliates	—	82,908
Operating lease liabilities - related parties	—	4,989
Current liabilities - discontinued operations (2)	—	15,896,580
Total current liabilities	—	19,281,450

Other liabilities:
Operating lease liabilities, non-current - related parties	—	3,850
Other liabilities - discontinued operations	—	2,250,393
Total other liabilities	—	2,254,243

Total liabilities	$—	$21,535,693
(1)	Includes intercompany receivables of $0 and intercompany payables of $274,731 as of March 31, 2022 and March 31, 2021, respectively.

(2)	Includes intercompany payables of $0 and $4,203,454 as of March 31, 2022 and March 31, 2021, respectively.

Net revenue, loss from operations and net loss of the VIEs that were included in the Company’s consolidated financial statements for the years ended March 31, 2022 and 2021 are as follows:

	For the Years Ended
	March 31,
	2022	2021*
Net revenue from continuing operations	$32,817	$—
Net revenue from discontinued operations	$6,830,116	$3,978,847
Loss from operations from continuing operations	$(179,068)	$(532,455)
Loss from operations from discontinued operations	$(2,537,715)	$(4,254,403)
Net loss from continuing operations attributable to stockholders	$(175,283)	$(530,983)
Net loss from discontinued operations attributable to stockholders	$(2,032,934)	$(3,722,648)
Net loss attributable to stockholders	$(2,208,218)	$(4,253,630)
*	Net revenue, loss from operations and net loss attributable to stockholders for the year ended March 2021 were retroactively restated for comparative purpose.